OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

Shares		Value
Common Stocks: 3.3%
Food & Staples Retailing: 2.7%
1,836,308	Southeastern Grocers, Inc. [1,2,5]	$131,296,022
61,582,000	Tops Holding, Litigation Trust Proceeds [1,2,5,7]	46,248
		131,342,270

Metals & Mining: 0.7%
823	Real Alloy Holding, Inc. [1,2,5]	32,902,800

Total Common Stocks
(Cost $146,373,981)		164,245,070

Convertible Preferred Stocks: 1.1%
Road & Rail: 1.1%
490,000	Daseke, Inc., 7.625% [5]	54,533,777

Total Convertible Preferred Stocks
(Cost $49,000,000)		54,533,777

Principal Amount
Bonds: 83.1%
Corporate Bonds: 75.6%
Aerospace & Defense: 2.4%
	ADS Tactical, Inc.
$ 64,035,000	9.000%, 07/31/2023 [1,5]	64,119,719
	Spirit AeroSystems, Inc.
53,276,000	1.017% (3 Month LIBOR USD + 0.800%), 06/15/2021 [3]	52,604,866
		116,724,585
Air Freight & Logistics: 3.5%
	Cargo Aircraft Management, Inc.
4,590,000	4.750%, 02/01/2028	4,742,044
	XPO Logistics, Inc.
98,014,000	6.500%, 06/15/2022	98,516,322
64,500,000	6.250%, 05/01/2025	69,531,967
		172,790,333
Airlines: 2.0%
	American Airlines 2012-2 Class C Pass Through Trust
75,500,000	4.700%, 06/03/2021	70,805,070
	United Airlines Holdings, Inc.
26,346,000	4.250%, 10/01/2022	26,510,663
3,000,000	5.000%, 02/01/2024	2,983,125
		100,298,858
Auto Components: 3.1%
	American Axle & Manufacturing, Inc.
4,900,000	6.250%, 04/01/2025	5,077,625
16,600,000	6.250%, 03/15/2026	17,118,750
40,000,000	6.875%, 07/01/2028	43,176,800
	The Goodyear Tire & Rubber Co.
25,485,000	5.125%, 11/15/2023	25,548,712
49,500,000	9.500%, 05/31/2025	56,011,725
3,000,000	5.000%, 05/31/2026	3,057,570
1,000,000	4.875%, 03/15/2027	1,024,375
		151,015,557

Automobiles: 2.0%
	Ford Motor Co.
9,000,000	9.625%, 04/22/2030	12,715,695
	Ford Motor Credit Co. LLC
2,870,000	2.770% (3 Month LIBOR USD + 2.550%), 01/07/2021 [3]	2,869,748
23,405,000	1.064% (3 Month LIBOR USD + 0.810%), 04/05/2021 [3]	23,305,349
7,925,000	3.360% (3 Month LIBOR USD + 3.140%), 01/07/2022 [3]	7,980,325
5,051,000	4.250%, 09/20/2022	5,221,724
10,000,000	4.687%, 06/09/2025	10,681,250
	Volkswagen Group of America Finance LLC
34,000,000	1.154% (3 Month LIBOR USD + 0.940%), 11/12/2021 [3]	34,250,117
		97,024,208
Banks: 0.6%
	CIT Group, Inc.
26,720,000	5.000%, 08/15/2022	28,361,677

Beverages: 0.6%
	Primo Water Holdings, Inc.
28,102,000	5.500%, 04/01/2025	29,050,442

Building Products: 3.1%
	Builders FirstSource, Inc.
8,750,000	6.750%, 06/01/2027	9,502,150
3,000,000	5.000%, 03/01/2030	3,253,110
	Griffon Corp.
45,000,000	5.750%, 03/01/2028	47,643,750
	Patrick Industries, Inc.
39,500,000	7.500%, 10/15/2027	43,153,750
	PGT Innovations, Inc.
46,405,000	6.750%, 08/01/2026	49,528,521
		153,081,281
Capital Markets: 1.8%
	Donnelley Financial Solutions, Inc.
37,227,000	8.250%, 10/15/2024	39,596,312
	Oppenheimer Holdings, Inc.
49,250,000	5.500%, 10/01/2025	49,988,750
		89,585,062
Chemicals: 3.4%
	Consolidated Energy Finance SA
103,840,000	3.967% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3]	101,958,641
34,500,000	6.875%, 06/15/2025	35,039,063
	Olin Corp.
1,750,000	5.500%, 08/15/2022	1,834,901
6,750,000	9.500%, 06/01/2025	8,442,900
19,296,000	5.625%, 08/01/2029	20,984,497
		168,260,002
Commercial Services & Supplies: 2.2%
	The Brink’s Co.
10,000,000	5.500%, 07/15/2025	10,693,750
	GFL Environmental, Inc.
11,100,000	5.125%, 12/15/2026	11,822,610
16,186,000	8.500%, 05/01/2027	17,996,809
	Quad/Graphics, Inc.
32,494,000	7.000%, 05/01/2022	29,358,816
	R.R. Donnelley & Sons Co.
22,311,000	8.875%, 04/15/2021	22,757,220
12,428,000	7.000%, 02/15/2022	12,844,525
		105,473,730

Computers & Peripherals: 3.1%
	Dell International LLC / EMC Corp.
34,983,000	5.875%, 06/15/2021	35,089,698
	NCR Corp.
34,425,000	5.750%, 09/01/2027	36,641,110
5,750,000	5.000%, 10/01/2028	6,077,031
	Xerox Holdings Corp.
70,000,000	5.000%, 08/15/2025	74,586,400
		152,394,239
Construction & Engineering: 2.3%
	Michael Baker International LLC
66,404,000	8.750%, 03/01/2023	67,068,040
	Tutor Perini Corp.
48,644,000	6.875%, 05/01/2025	47,731,925
		114,799,965
Construction Materials: 1.0%
	Cemex SAB de CV
4,750,000	7.375%, 06/05/2027	5,411,437
	US Concrete, Inc.
1,885,000	6.375%, 06/01/2024	1,935,660
42,607,000	5.125%, 03/01/2029	43,965,098
		51,312,195
Consumer Finance: 1.9%
	American Express Co.
39,000,000	0.747% (3 Month LIBOR USD + 0.525%), 05/17/2021 [3]	39,059,941
	Enova International, Inc.
40,000,000	8.500%, 09/01/2024	38,945,800
	FirstCash, Inc.
15,000,000	4.625%, 09/01/2028	15,496,875
		93,502,616
Distributors: 0.7%
	American Builders & Contractors Supply Co., Inc.
32,308,000	5.875%, 05/15/2026	33,539,742
2,468,000	4.000%, 01/15/2028	2,558,551
		36,098,293
Diversified Financial Services: 1.0%
	Aviation Capital Group LLC
30,000,000	1.175% (3 Month LIBOR USD + 0.950%), 06/01/2021 [3]	29,816,702
14,420,000	0.884% (3 Month LIBOR USD + 0.670%), 07/30/2021 [3]	14,286,641
5,500,000	5.500%, 12/15/2024	6,094,210
		50,197,553
Diversified Telecommunication Services: 0.8%
	CenturyLink, Inc.
38,485,000	6.450%, 06/15/2021	39,301,267

Equity Real Estate Investment Trusts - REITS: 1.5%
	HAT Holdings I LLC / HAT Holdings II LLC
36,065,000	5.250%, 07/15/2024	37,579,009
4,000,000	6.000%, 04/15/2025	4,285,000
	Iron Mountain, Inc.
20,000,000	4.500%, 02/15/2031	20,975,000
	SL Green Operating Partnership L.P.
13,150,000	1.201% (3 Month LIBOR USD + 0.980%), 08/16/2021 [3]	13,121,059
		75,960,068

Food & Staples Retailing: 3.6%
	C&S Group Enterprises LLC
39,500,000	5.000%, 12/15/2028	39,434,035
	KeHE Distributors LLC / KeHE Finance Corp.
59,360,000	8.625%, 10/15/2026	66,770,799
	SEG Holding LLC / SEG Finance Corp.
15,000,000	5.625%, 10/15/2028	15,862,500
	United Natural Foods, Inc.
5,000,000	6.750%, 10/15/2028	5,237,400
	US Foods, Inc.
40,308,000	5.875%, 06/15/2024	40,937,813
10,000,000	6.250%, 04/15/2025	10,700,850
		178,943,397
Health Care Providers & Services: 2.2%
	AMN Healthcare, Inc.
5,000,000	4.625%, 10/01/2027	5,247,225
	Centene Corp.
37,712,000	4.750%, 01/15/2025	38,748,326
1,550,000	4.750%, 01/15/2025	1,592,594
	Cigna Corp.
58,500,000	0.879% (3 Month LIBOR USD + 0.650%), 09/17/2021 [3]	58,509,401
	RP Escrow Issuer LLC
5,000,000	5.250%, 12/15/2025	5,231,550
		109,329,096
Hotels, Restaurants & Leisure: 1.8%
	Carnival Corp.
4,750,000	11.500%, 04/01/2023	5,501,331
	International Game Technology PLC
13,079,000	6.250%, 02/15/2022	13,528,460
4,000,000	5.250%, 01/15/2029	4,316,420
	NCL Corp. Ltd.
14,750,000	12.250%, 05/15/2024	17,718,438
15,510,000	3.625%, 12/15/2024	14,763,581
7,000,000	5.875%, 03/15/2026	7,375,865
	Six Flags Entertainment Corp.
16,775,000	4.875%, 07/31/2024	16,816,937
	Six Flags Theme Parks, Inc.
7,500,000	7.000%, 07/01/2025	8,114,063
		88,135,095
Household Durables: 2.5%
	Empire Communities Corp.
40,750,000	7.000%, 12/15/2025	43,046,670
	Installed Building Products, Inc.
6,750,000	5.750%, 02/01/2028	7,212,780
	Mattamy Group Corp.
24,500,000	5.250%, 12/15/2027	25,985,312
	The New Home Co., Inc.
36,250,000	7.250%, 10/15/2025	37,319,012
	Taylor Morrison Communities, Inc.
9,500,000	5.750%, 01/15/2028	10,788,438
		124,352,212
Industrial Conglomerates: 1.3%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
59,982,000	6.250%, 02/01/2022	60,265,415
5,635,000	4.750%, 09/15/2024	5,862,175
		66,127,590

IT Services: 2.8%
	Alliance Data Systems Corp.
15,832,000	4.750%, 12/15/2024	16,020,005
49,250,000	7.000%, 01/15/2026	52,188,994
	KBR, Inc.
20,000,000	4.750%, 09/30/2028	20,875,000
	Unisys Corp.
43,250,000	6.875%, 11/01/2027	47,358,750
		136,442,749
Machinery: 4.1%
	Flowserve Corp.
25,855,000	4.000%, 11/15/2023	27,398,307
	Hillenbrand, Inc.
4,000,000	5.750%, 06/15/2025	4,327,500
	Meritor, Inc.
10,435,000	6.250%, 02/15/2024	10,675,214
	Navistar International Corp.
64,250,000	6.625%, 11/01/2025	67,391,825
	Wabash National Corp.
34,531,000	5.500%, 10/01/2025	35,347,485
	Welbilt, Inc.
55,002,000	9.500%, 02/15/2024	56,949,896
		202,090,227
Media: 1.3%
	Meredith Corp.
25,000,000	6.500%, 07/01/2025	26,578,125
38,400,000	6.875%, 02/01/2026	37,512,000
		64,090,125
Metals & Mining: 3.5%
	Century Aluminum Co.
50,000,000	12.000%, 07/01/2025	52,625,000
	Coeur Mining, Inc.
58,861,000	5.875%, 06/01/2024	59,517,006
	Hecla Mining Co.
40,000,000	7.250%, 02/15/2028	43,750,000
	Real Alloy Holding, Inc.
14,343,157	11.238%, (3 Month LIBOR USD + 10.000%) Cash or 13.238% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [1,3,5]	14,343,156
		170,235,162
Oil, Gas & Consumable Fuels: 2.9%
	Aker BP ASA
27,750,000	4.750%, 06/15/2024	28,716,158
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
28,500,000	11.000%, 04/15/2025	28,855,965
	Genesis Energy L.P. / Genesis Energy Finance Corp.
51,550,000	7.750%, 02/01/2028	49,407,582
	Global Partners L.P. / GLP Finance Corp.
30,750,000	7.000%, 08/01/2027	32,992,751
		139,972,456
Paper & Forest Products: 2.2%
	Louisiana-Pacific Corp.
26,595,000	4.875%, 09/15/2024	27,309,741
	Resolute Forest Products, Inc.
79,028,000	5.875%, 05/15/2023	79,118,487
		106,428,228
Pharmaceuticals: 0.9%
	Bayer U.S. Finance II LLC
44,975,000	0.881% (3 Month LIBOR USD + 0.630%), 06/25/2021 [3]	45,068,341

Professional Services: 0.2%
	Korn Ferry
9,600,000	4.625%, 12/15/2027	10,020,000

Specialty Retail: 3.2%
	Caleres, Inc.
72,713,000	6.250%, 08/15/2023	73,258,347
	Ken Garff Automotive LLC
49,795,000	4.875%, 09/15/2028	51,880,166
	Penske Automotive Group, Inc.
19,734,000	3.500%, 09/01/2025	20,079,345
13,170,000	5.500%, 05/15/2026	13,705,031
		158,922,889
Textiles, Apparel & Luxury Goods: 0.4%
	The William Carter Co.
13,000,000	5.500%, 05/15/2025	13,830,180
3,000,000	5.625%, 03/15/2027	3,163,125
		16,993,305
Thrifts & Mortgage Finance: 2.8%
	Nationstar Mortgage Holdings, Inc.
7,250,000	6.000%, 01/15/2027	7,706,533
19,350,000	5.500%, 08/15/2028	20,353,781
9,500,000	5.125%, 12/15/2030	9,941,465
	PennyMac Financial Services, Inc.
49,500,000	5.375%, 10/15/2025	52,408,125
	United Shore Financial Services LLC
44,500,000	5.500%, 11/15/2025	47,003,125
		137,413,029
Trading Companies & Distributors: 2.1%
	Avation Capital SA
91,500,000	6.500%, 05/15/2021	67,126,687
	Herc Holdings, Inc.
9,500,000	5.500%, 07/15/2027	10,087,813
	WESCO Distribution, Inc.
12,250,000	7.125%, 06/15/2025	13,489,149
9,750,000	7.250%, 06/15/2028	11,102,276
		101,805,925
Transportation Infrastructure: 0.6%
	Signature Aviation US Holdings, Inc.
29,500,000	4.000%, 03/01/2028	29,746,030

Wireless Telecommunication Services: 0.2%
	T-Mobile USA, Inc.
8,295,000	6.000%, 03/01/2023	8,315,737

Total Corporate Bonds
(Cost $3,622,469,427)		3,719,663,524

Convertible Bonds: 7.2%
Aerospace & Defense: 0.2%
	Parsons Corp.
10,000,000	0.250%, 08/15/2025	10,487,907

Airlines: 0.3%
	Southwest Airlines Co.
8,750,000	1.250%, 05/01/2025	12,753,125

Auto Components: 0.3%
	Horizon Global Corp.
19,287,000	2.750%, 07/01/2022	17,486,020

Construction & Engineering: 0.7%
	Tutor Perini Corp.
34,805,000	2.875%, 06/15/2021	34,456,941

Consumer Finance: 0.2%
	EZCORP, Inc.
9,750,000	2.375%, 05/01/2025	7,920,814

Electronic Equipment, Instruments & Components: 0.4%
	OSI Systems, Inc.
19,300,000	1.250%, 09/01/2022	20,686,851

Energy Equipment & Services: 0.6%
	Newpark Resources, Inc.
30,180,000	4.000%, 12/01/2021	27,473,063

Entertainment: 0.2%
	Live Nation Entertainment, Inc.
8,500,000	2.000%, 02/15/2025	9,080,013

Health Care Equipment & Supplies: 0.5%
	CONMED Corp.
8,755,000	2.625%, 02/01/2024	12,282,121
	Integra LifeSciences Holdings Corp.
13,000,000	0.500%, 08/15/2025	14,370,418
		26,652,539
Health Care Technology: 0.2%
	Tabula Rasa HealthCare, Inc.
8,400,000	1.750%, 02/15/2026	8,023,682

Hotels, Restaurants & Leisure: 0.9%
	Carnival Corp.
12,575,000	5.750%, 04/01/2023	29,814,127
	NCL Corp. Ltd.
6,835,000	6.000%, 05/15/2024	14,371,918
		44,186,045
Internet & Direct Marketing Retail: 0.3%
	Etsy, Inc.
6,532,000	0.125%, 10/01/2026	13,891,934

IT Services: 0.2%
	Euronet Worldwide, Inc.
8,680,000	0.750%, 03/15/2049	9,855,360

Machinery: 0.2%
	The Middleby Corp.
8,075,000	1.000%, 09/01/2025	9,881,781

Pharmaceuticals: 0.4%
	Jazz Investments I Ltd.
6,290,000	1.875%, 08/15/2021	6,456,422
6,000,000	1.500%, 08/15/2024	6,400,188
6,650,000	2.000%, 06/15/2026	8,687,258
		21,543,868
Real Estate Management & Development: 0.2%
	Colliers International Group, Inc.
4,750,000	4.000%, 06/01/2025	8,229,375

Semiconductors & Semiconductor Equipment: 0.4%
	Cree, Inc.
7,029,000	0.875%, 09/01/2023	12,787,065
	Rambus, Inc.
5,000,000	1.375%, 02/01/2023	5,644,068
		18,431,133
Software: 0.8%
	Alteryx, Inc.
4,647,000	1.000%, 08/01/2026	4,927,833
	Envestnet, Inc.
9,490,000	0.750%, 08/15/2025	9,918,373
	FireEye, Inc.
10,000,000	1.625%, 06/01/2035	9,862,769
	Zendesk, Inc.
8,550,000	0.625%, 06/15/2025	12,618,972
		37,327,947
Thrifts & Mortgage Finance: 0.3%
	EZCORP, Inc.
16,285,000	2.875%, 07/01/2024	14,868,496

Total Convertible Bonds
(Cost $293,742,370)		353,236,894

Private Mortgage Backed Obligations: 0.3%
Diversified Financial Services: 0.3%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 12/31/2024 (Cost $21,807,000, Acquisition Dates 06/10/2016, 09/19/2016) [1,5,6]	16,472,419

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		16,472,419

Total Bonds
(Cost $3,938,018,797)		4,089,372,837

Shares
Short-Term Investments: 11.2%
Money Market Funds: 11.2%

276,213,749	Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.010% [4]	276,213,749

276,213,749	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio , 0.010% [4]	276,213,749
		552,427,498
Total Money Market Funds
(Cost $552,427,498)		552,427,498

Total Short-Term Investments
(Cost $552,427,498)		552,427,498
Total Investments in Securities: 98.8%
(Cost $4,685,820,276)		4,860,579,182
Other Assets in Excess of Liabilities: 1.2%		57,335,893
Total Net Assets: 100.0%		$4,917,915,075

LIBOR -	London Interbank Offered Rate
PIK -	Payment In Kind
USD -	United States Dollar

[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Non-income producing security.
[3]	Variable rate security; rate shown is the rate in effect on December 31, 2020.
[4]	Annualized seven-day effective yield as of December 31, 2020.
[5]	All or a portion of this security is considered illiquid. As of December 31, 2020, the value of illiquid securities was $313,714,141, or 6.4% of net assets.
[6]	Security considered restricted. As of December 31, 2020, the value of the restricted securities was $16,472,419 or 0.3% of net assets.
[7]	Not a readily marketable security.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Osterweis Strategic Income Fund (the “Fund”), utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks[1]	$–	$–	$164,245,070	$164,245,070
Convertible Preferred Stocks[1]	–	54,533,777	–	54,533,777
Corporate Bonds[1]	–	3,641,200,649	78,462,875	3,719,663,524
Convertible Bonds[1]	–	353,236,894	–	353,236,894
Private Mortgage Backed Obligations	–	–	16,472,419	16,472,419
Short-Term Investments	552,427,498	–	–	552,427,498
Total Assets:	$552,427,498	$4,048,971,320	$259,180,364	$4,860,579,182

[1] See Schedule of Investments for industry breakouts.

The Following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Corporate Bonds	Private Mortgage- Backed Obligations	Total
Balance as of March 31, 2020	$93,547,212	$135,158,322	$14,488,745	$243,194,279
Acquisitions	-	466,604	-	466,604
Dispositions	-	(514,000)	-	(514,000)
Accrued discounts/premiums	-	52,275	-	52,275
Realized gain (loss)	-	2,570	-	2,570
Change in unrealized appreciation/depreciation	70,697,858	14,102,174	1,983,674	86,783,706
Transfer in and/or out of Level 3	-	(70,805,070)	-	(70,805,070)
Balance as of December 31, 2020	$164,245,070	$78,462,875	$16,472,419	$259,180,364

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2020	$70,697,858	$10,492,104	$1,983,674	$83,173,636

Type of Security	Fair Value at 12/31/20	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Analysis, Discounted Cash Flow	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	71.50
	$164,245,070	Estimated Proceeds	Market Data	0.0007514
Corporate Bonds		Issue Price	Market Data	100.00
	$78,462,875	Comparable Securities	Adjustment to yield	150 bps

Private Mortgage Backed Obligations	$16,472,419	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.